Discontinued operation (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Jun. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash, cash equivalents and restricted cash	¥ 79		¥ 2,533
Loans receivable, net of credit impairment losses	0		193,682
Prepaid expenses	11,916		6,129
Property, plant and equipment	0		36,325
TOTAL ASSETS	70,858		283,516
Loans payable	0		161,439
Salary and benefit payable	3,764		14,013
Income taxes payable	1,711		32,477
Interest payable	0		90,898
Other payable	22,780		25,833
Non-controlling interests	0		(21,931)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	¥ 28,049		¥ (51,155)	¥ 288,158	¥ 318,303
Discontinued operations [member]
Statement [Line Items]
Cash, cash equivalents and restricted cash		¥ 167
Loans receivable, net of credit impairment losses		193,682
Prepaid expenses		17,766
Property, plant and equipment		36,325
Intangible asset		4
TOTAL ASSETS		247,944
Loans payable		161,439
Salary and benefit payable		11,628
Income taxes payable		32,477
Interest payable		90,898
Other payable		26,000
Current liabilities		322,442
Net assets		(74,498)
Equity holders of the Company		(59,598)
Non-controlling interests		14,900
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY		¥ (74,498)